Clifford E. Kirsch
                                   VP, Corporate Counsel
                                   Law Department

                                   The Prudential Insurance Company of America
                                   213 Washington Street
                                   Newark  NJ 07102-2992
                                   Tel 973-802-7333   Fax 973-802-9560



                                   May 4, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


    Re:  The Prudential Variable Contract Account GI-2
         Registration No.: 333-01031
         ---------------------------------------------


Gentlemen:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of The Prudential Variable Contract Account GI-2 (the "Account"), hereby certifies : (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.



                                       Respectfully submitted,


                                       /s/ CLIFFORD E. KIRSCH
                                       -----------------------------------
                                           Clifford E. Kirsch
                                           VP, Corporate Counsel
                                           Law Department